Warrant derivative liability (Warrant activity) (Details)	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Public Warrants [Member]	Dec. 31, 2012 Public Warrants [Member]	Mar. 31, 2008 Sponsor Warrants [Member]	Dec. 31, 2011 Sponsor Warrants [Member]	Dec. 31, 2012 Sponsor Warrants [Member]	Mar. 31, 2008 Unit Options [Member]	Dec. 31, 2011 Unit Options [Member]		Dec. 31, 2012 Unit Options [Member]		Dec. 31, 2011 Underwriter Warrants [Member]	Dec. 31, 2012 Underwriter Warrants [Member]
Warrant Activity [Line Items]
Outstanding	892,421	2,162,694	1,566,027	598,850		250,000			280,000	[1]	280,000	[1]	66,667	13,571
Granted								280,000
Warrants forfeited					1,300,000
Warrants repurchased		1,270,273	967,177			250,000				[1]			53,096
Outstanding	892,421	892,421	598,850	598,850					280,000	[1]	280,000	[1]	13,571	13,571

[1]	Each unit option includes one ordinary share and one ordinary share warrant.